Stock Options - Summary of company's stock options (Detail)			12 Months Ended
	Dec. 31, 2020 Customers shares $ / shares	Dec. 31, 2020 Options shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 Customers shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 Options shares $ / shares	Dec. 31, 2019 shares $ / shares
Statement [Line Items]
Outstanding, December 31, 2019			3,852,639		3,852,639	1,513,500			1,513,500
Granted			5,380,625			4,792,806		4,580,000	1,513,500
Exercised | shares			(231,333)			(2,358,167)
Cancelled or forfeited		(120,000)	(489,725)			(95,500)
Outstanding, December 31, 2021	3,852,639		8,512,206			3,852,639			1,513,500
Exercisable, December 31, 2021 | shares	2,995,267	2,995,267	5,619,910	5,619,910	5,619,910	2,995,267	2,995,267	2,995,267
Weighted average exercise price outstanding, December 31, 2019				$ 1.39			$ 0.25
Weighted average exercise price, Granted				6.34			1.18		$ 0.25
Weighted average exercise price, Exercised				0.51			0.26
Weighted average exercise price, Cancelled or forfeited				4.34			0.37
Weighted average exercise price outstanding, December 31, 2021				4.38			1.39		$ 0.25
Weighted average exercise price exercisable, December 31, 2021	$ 0.52	$ 0.52	$ 3.51	$ 3.51	$ 3.51	$ 0.52	$ 0.52	$ 0.52